Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Cash Flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Net cash used in operating activities	$ (5,191,746)	$ (32,714,475)	$ (26,904,911)
Net cash (used in) provided by investing activities	(2,687,813)	106,411	15,832,444
Net cash used in financing activities	4,951,997	4,466,600	(19,056,395)
Effect of exchange rate changes	34,251	(93,906)	2,222,371
VIEs
Variable Interest Entity [Line Items]
Net cash used in operating activities	(841,958)	(8,265,834)	(27,938,791)
Net cash (used in) provided by investing activities	(1,650)	(69,989)	16,669,443
Net cash used in financing activities			(19,083,181)
Effect of exchange rate changes	$ 68,458	$ (621,698)	$ (3,470,414)